LEASES	12 Months Ended
Jul. 31, 2015
LEASES [Abstract]
LEASES

5. LEASES:

The Company's real estate operations encompass both owned and leased properties. The current leases on leased property, most of which have options to extend the terms, range from 6 years to 28 years. Certain of the leases provide for additional rentals under certain circumstances and obligate the Company for payments of real estate taxes and other expenses.

Rental expense for leased real property for each of the three fiscal years in the period ended July 31, 2015 was exceeded by sublease rental income, as follows:

	2015	2014	2013
Minimum rental expense	$1,726,481	$1,732,220	$1,726,817
Contingent rental expense	777,637	732,220	736,406
	2,504,118	2,464,440	2,463,223
Sublease rental income	6,566,297	5,985,195	6,161,173
Excess of sublease income over expense	$4,062,179	$3,520,755	$3,697,950

Rent expense related to an affiliate principally owned by a director of the Company totaled $825,000 for fiscal years ended July 31, 2015, 2014 and 2013. The rent expense is derived from two leases which expire July 31, 2027 and April 30, 2031, respectively. Rent expense is recognized on a straight-line basis over the lives of the leases.

Future minimum non-cancelable rental commitments for operating leases with initial or remaining terms of one year or more are payable as follows:

Operating
Fiscal Year	Leases
2016	$1,724,004
2017	1,724,004
2018	1,731,609
2019	1,731,609
2020	1,731,609
After 2020	14,630,256
Total required*	$23,273,091

*	Minimum payments have not been reduced by minimum sublease rentals of $29,807,743 under operating leases due in the future under non-cancelable leases.